UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International Inc.
Address: IDS Tower 10
         Minneapolis, MN  55402

Form 13F File Number:  28-6558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             October 27, 1999
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $651945 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2437             Strategic Investment Mgmt

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                                                               FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/    SH/ PUT/ INVSTMT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS       CUSIP     (x$1000) PRN AMT    PRN CALL DSCRETN     MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

AMERICA ONLINE                 COM       02364J104      30353     207900    SH      SHARED    01  02  03      0     207900    0
AMERICAN INTL GROUP            COM       026874107      25938     215030    SH      SHARED    01  02  03      0     215030    0
AT&T                           COM       001957109      24327     304800    SH      SHARED    01  02  03      0     304800    0
BANKAMERICA CORP NEW           COM       06605F102      28252     400030    SH      SHARED    01  02  03      0     400030    0
BOSTON SCIENTIFIC              COM       101137107      29039     715900    SH      SHARED    01  02  03      0     715900    0
CISCO SYSTEMS                  COM       17275R102      34207     312217    SH      SHARED    01  02  03      0     312217    0
CITIGROUP INC                  COM       172967101      29527     462270    SH      SHARED    01  02  03      0     462270    0
COLGATE - PALMOLIVE CO         COM       194162103      17619     191510    SH      SHARED    01  02  03      0     191510    0
DISNEY (WALT) COMPANY          COM       254687106      10925     351000    SH      SHARED    01  02  03      0     351000    0
ELECTRONIC DATA SYSTEMS        COM       285661104      21262     436700    SH      SHARED    01  02  03      0     436700    0
FED.NAT.MORTGAGE               COM       313586109      19047     275040    SH      SHARED    01  02  03      0     275040    0
FRONTIER CORP                  COM       35906P105      15993     308300    SH      SHARED    01  02  03      0     308300    0
GENERAL ELECTRIC               COM       369604103      20135     182010    SH      SHARED    01  02  03      0     182010    0
HEWLETT-PACKARD                COM       428236103      22955     338510    SH      SHARED    01  02  03      0     338510    0
IBM INT'L BUSINESS MACH        COM       459200101      23135     130520    SH      SHARED    01  02  03      0     130520    0
INTEL CORP                     COM       458140100      28262     237250    SH      SHARED    01  02  03      0     237250    0
LILLY (ELI)                    COM       532457108      23426     276000    SH      SHARED    01  02  03      0     276000    0
LUCENT TECHNOLOGIES            COM       549463107      17757     164800    SH      SHARED    01  02  03      0     164800    0
MCI WORLDCOM                   COM       55268B106      25302     285700    SH      SHARED    01  02  03      0     285700    0
MONSANTO                       COM       611662107      22066     480340    SH      SHARED    01  02  03      0     480340    0
PFIZER INC                     COM       717081103      30016     216330    SH      SHARED    01  02  03      0     216330    0
PHILIP MORRIS                  COM       718154107      14870     422580    SH      SHARED    01  02  03      0     422580    0
RITE AID CORP                  COM       767754104      27244     1089760   SH      SHARED    01  02  03      0     1089760   0
SAFEWAY INC                    COM       786514208      18195     354590    SH      SHARED    01  02  03      0     354590    0
SBC COMMUNICATIONS             COM       78387G103      18643     395600    SH      SHARED    01  02  03      0     395600    0
TEXACO                         COM       881694103      25986     457900    SH      SHARED    01  02  03      0     457900    0
WAL-MART STORES INC            COM       931142103      31615     342940    SH      SHARED    01  02  03      0     342940    0
WALGREEN                       COM       931422109      15849     561040    SH      SHARED    01  02  03      0     561040    0


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